33. Financial instruments and risk management (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total effects on income (expenses)	R$ 278,491
USD revenue [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Classification	Net revenue
Total effects on income (expenses)	R$ (16,086)
USD revenue [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Classification	Exchange rate change
Total effects on income (expenses)	R$ 693,730
Fuel [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Classification	Aircraft fuel
Total effects on income (expenses)	R$ (249,328)
Fuel [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Classification	Financial income (expenses)
Total effects on income (expenses)	R$ (384,098)
Interest rate - lease [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Classification	Financial income (expenses)
Total effects on income (expenses)	R$ (8,158)
Conversion right - ESN [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Classification	Financial income (expenses)
Total effects on income (expenses)	R$ 374,994
Conversion right - ESN [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Classification	Exchange rate change
Total effects on income (expenses)	R$ (94,467)
Capped call - ESN [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Classification	Financial income (expenses)
Total effects on income (expenses)	R$ (74,728)
Capped call - ESN [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Classification	Exchange rate change
Total effects on income (expenses)	R$ 18,422
Foreign currency rate [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Classification	Exchange rate change
Total effects on income (expenses)	R$ 18,210